Offerings - Offering: 1	Jun. 04, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, nominal value Euro 0.09 per share
Amount Registered | shares	6,052,631
Proposed Maximum Offering Price per Unit	57.00
Maximum Aggregate Offering Price	$ 344,999,967.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.49
Offering Note	(1) The amount registered includes Common Shares that may be purchased by the underwriters pursuant to their option to purchase additional Common Shares. (2) The registration fee relates to the Registration Statement on Form S-3ASR (File No. 333-277465) filed by the Registrant on February 28, 2024.